Basis of Presentation (Details)	12 Months Ended
Jun. 30, 2024
Arkansas Lithium LLC
Basis of Presentation
Ownership (Percentage)	100.00%
California Lithium Ltd.
Basis of Presentation
Ownership (Percentage)	100.00%
SLL El Dorado South LLC
Basis of Presentation
Ownership (Percentage)	100.00%
Standard Lithium US Holdings LLC
Basis of Presentation
Ownership (Percentage)	100.00%
SWA Lithium Holdings LLC
Basis of Presentation
Ownership (Percentage)	100.00%
Texas Lithium Corp.
Basis of Presentation
Ownership (Percentage)	100.00%